FORM 13F

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                            FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2003

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sadoff Investment Management LLC
Address:  250 W. Coventry Court, Suite 109
          Milwaukee, WI 53217

Form 13F File No:   28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ronald Sadoff
Title:         Managing Member
Phone:         (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff        Milwaukee, Wisconsin       7-24-03
--------------------    ----------------------	 -------------
     (Signature)              (City/State)           (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None



                           FORM 13F SUMMARY PAGE

                              REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            34

Form 13F Information Table Value Total:      $108,566
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is
filed, other than the manager filing this report.   NONE




                                   SADOFF INVESTMENT MANAGEMENT LLC
                                               FORM 13F
                                              30-Jun-03
                                                                                      Voting Authority
                             Title                                                    ----------------
                               of               Value   Shares/ Sh/ Put/ Invstmt  Otr
Name of Issuer               class   CUSIP     (x$1000) Prn Amt Prn Call Dscretn  Mgrs  Sole  Shared None
-----------------------	    ------   -------   -------- ------- --- ---- -------  ----  ----  ------ ----
APPLEBEE'S INTL              COM    037899101       227   7,225 SH        Sole           7,225
BIOMET INC.                  COM    090613100     1,689  58,843 SH        Sole          58,843
C.R. BARD INC.               COM    067383109     6,304  88,400 SH        Sole          88,400
EXXON MOBIL CORP.            COM    30231G102       266   7,400 SH        Sole           7,400
GANNETT INC.                 COM    364730101     6,083  79,200 SH        Sole          79,200
GENERAL ELEC CO.             COM    369604103       267   9,325 SH        Sole           9,325
GENERAL MILLS                COM    370334104    11,033 232,708 SH        Sole         232,708
HERSHEY FOODS CORP.          COM    427866108     1,975  28,350 SH        Sole          28,350
IMC GLOBAL INC.              COM    449669100       101  15,000 SH        Sole          15,000
INTERNATIONAL GAME TEC       COM    459902102     4,770  46,615 SH        Sole          46,615
KB HOME                      COM    48666K109     5,792  93,450 SH        Sole          93,450
KELLOGG CO.                  COM    487836108    10,457 304,250 SH        Sole         304,250
KNIGHT RIDDER INC.           COM    499040103     3,019  43,800 SH        Sole          43,800
LENNAR CORPORATION           COM    526057104     6,635  92,800 SH        Sole          92,800
MANDALAY RESORT GRP          COM    562567107       348  10,930 SH        Sole          10,930
MCCORMICK & CO.              COM    579780206     9,412 346,034 SH        Sole         346,034
NEW YORK TIMES CO. CL A      COM    650111107     6,796 149,368 SH        Sole         149,368
SMUCKERS                     COM    832696405     4,947 124,012 SH        Sole         124,012
ST JUDE MEDICAL INC.         COM    790849103     8,515 148,090 SH        Sole         148,090
WASHINGTON POST              COM    939640108     3,637   4,963 SH        Sole           4,963
WELLPOINT HEALTH NETWORK     COM    94973H108       518   6,150 SH        Sole           6,150
WRIGLEY WM JR CO.            COM    982526105     5,851 104,050 SH        Sole         104,050
DUKE ENERGY CORP.            COM    264399106       940  47,128 SH        Sole          47,128
EATON VANCE INSURED MUNI     COM    27827X101       861  58,800 SH        Sole          58,800
MSDW INSURED MUNI TR         COM    61745P866       514  34,600 SH        Sole          34,600
MUNIYIELD INSURED FUND       COM    62630E107     1,385  91,500 SH        Sole          91,500
NUVEEN INSD MUNI OPP FUND    COM    670984103     1,533  94,800 SH        Sole          94,800
NUVEEN INSD PREM INC MUNI FD COM    6706D8104       907  61,300 SH        Sole          61,300
NUVEEN INSD QUAL MUN         COM    67062N103       879  51,700 SH        Sole          51,700
PROGRESS ENERGY INC.         COM    743263105     1,085  24,719 SH        Sole          24,719
SOUTHERN CO.                 COM    842587107       560  17,983 SH        Sole          17,983
TECO ENERGY INC.             COM    872375100       657  54,782 SH        Sole          54,782
WISCONSIN ENERGY CORP.       COM    976657106       354  12,199 SH        Sole          12,199
WPS RESOURCES CORP.          COM    92931B106       249   6,200 SH        Sole           6,200
REPORT SUMMARY                34                108,566
